UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harrington Investments Incorporated
Address:  	1001 Second Street, Suite 325
            	Napa, California 94559

Form 13F File Number:
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John C. Harrington
Title:    President/CEO
Phone:    (707) 252 6166

Signature, Place, and Date of Signing:

/S/John C. Harrington	                    Napa, CA 94559           12/31/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -----------------
Form 13F Information Table Entry Total:          94
                                          -----------------
Form 13F Information Table Value Total:   $      97555
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


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                                                       SUMMARY TABLE
                                                       31-Mar-07
                                                                                                       VOTING
NAME OF ISSUER                 TITLE          CUSIP      VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      AUTHORITY
                               OF CLASS                  x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE
3M CO                          COM            88579Y101  1788    23400   SH       SOLE       N/A       23400
AMERICAN EXPRESS CO            COM            025816109  1562    27700   SH       SOLE       N/A       27700
AMGEN INC                      COM            031162100  1950    34900   SH       SOLE       N/A       34900
APPLE COMPUTER INC             COM            037833100  2462    26500   SH       SOLE       N/A       26500
APPLIED MATLS INC              COM            038222105  1396    76200   SH       SOLE       N/A       76200
AQUA AMERICA INC               COM            03836W103  59      2633    SH       SOLE       N/A       2633
AT&T INC                       COM            00206R102  2727    69150   SH       SOLE       N/A       69150
BALLARD PWR SYS INC            COM            05858H104  6       1000    SH       SOLE       N/A       1000
BANK OF AMERICA CORPORATION    COM            060505104  2699    52899   SH       SOLE       N/A       52899
BEMIS INC                      COM            081437105  444     13300   SH       SOLE       N/A       13300
BERKSHIRE HATHAWAY INC DEL     CL B           084670207  33      9       SH       SOLE       N/A       9
BLACKBAUD INC                  COM            09227Q100  210     8600    SH       SOLE       N/A       8600
BP PLC                         SPONSORED ADR  055622104  32      500     SH       SOLE       N/A       500
CHUBB CORP                     COM            171232101  2356    45600   SH       SOLE       N/A       45600
CISCO SYS INC                  COM            17275R102  2023    79250   SH       SOLE       N/A       79250
CITIGROUP INC                  COM            172967101  43      833     SH       SOLE       N/A       833
CMGI INC                       COM            125750109  4       2000    SH       SOLE       N/A       2000
CURRENCY SHARES EURO TR        EURO SHS       23130C108  402     3000    SH       SOLE       N/A       3000
DEVON ENERGY CORP NEW          COM            25179M103  2430    35100   SH       SOLE       N/A       35100
DISNEY WALT CO                 COM DISNEY     254687106  102     2973    SH       SOLE       N/A       2973
DONALDSON INC                  COM            257651109  181     5000    SH       SOLE       N/A       5000
EBAY INC                       COM            278642103  471     14200   SH       SOLE       N/A       14200
ECOLAB INC                     COM            278865100  2094    48700   SH       SOLE       N/A       48700
EMERSON ELEC CO                COM            291011104  3345    77630   SH       SOLE       N/A       77630
ENERGEN CORP                   COM            29265N108  1895    37243   SH       SOLE       N/A       37243
EXXON MOBIL CORP               COM            30231G102  306     4051    SH       SOLE       N/A       4051
FIRST SOLAR                    COM            336433107  5       100     SH       SOLE       N/A       100
FORTUNE BRANDS INC             COM            349631101  1265    16050   SH       SOLE       N/A       16050
FRESENIUS MED CARE AG & CO KGA SPONSORED ADR  358029106  24      500     SH       SOLE       N/A       500
FUEL TECH INC                  COM            359523107  118     4800    SH       SOLE       N/A       4800
GALLAHER GROUP PLC             SPONSORED ADR  363595109  660     7400    SH       SOLE       N/A       7400
GENENTECH INC                  COM NEW        368710406  16      200     SH       SOLE       N/A       200
GLAXOSMITHKLINE PLC            SPONSORED ADR  37733W105  1782    32250   SH       SOLE       N/A       32250
GRAINGER W W INC               COM            384802104  745     9650    SH       SOLE       N/A       9650
HARLEY DAVIDSON INC            COM            412822108  966     16450   SH       SOLE       N/A       16450
HAWAIIAN HOLDINGS INC          COM            419870100  1364    52500   SH       SOLE       N/A       52500
HEALTH CARE PPTY INVS INC      COM            421915109  3011    83575   SH       SOLE       N/A       83575
HEINZ H J INC                  COM            423074103  735     15600   SH       SOLE       N/A       15600
HERSHEY CO                     COM            427866108  96      1752    SH       SOLE       N/A       1752
HONDA MOTOR LTD                AMERN SHS      438128308  1032    29600   SH       SOLE       N/A       29600
IAC INTERACTIVE CORP           COM NEW        44919P300  145     3850    SH       SOLE       N/A       3850
ICICI BANK LTD                 ADR            45104G104  1044    28400   SH       SOLE       N/A       28400
ILLINOIS TOOL WKS INC          COM            452308109  2294    44450   SH       SOLE       N/A       44450
INFOSYS STECHNOLOGIES INC      SPONSORED ADR  456788108  121     2400    SH       SOLE       N/A       2400
ING GROEP NV                   SPONSORED ADR  456837103  2495    58950   SH       SOLE       N/A       58950
INTEL CORP                     COM            458140100  1771    92600   SH       SOLE       N/A       92600
INTERNATIONAL BUSINESS MACHS   COM            459200101  1166    12371   SH       SOLE       N/A       12371
JOHNSON & JOHNSON              COM            478160104  2655    44067   SH       SOLE       N/A       44067
KB HOME                        COM            48666K109  85      200     SH       SOLE       N/A       200
KIMBERLY CLARK CORP            COM            494368103  14      200     SH       SOLE       N/A       200
KINDERMORGAN INC KANS          COM            49455P101  570     5350    SH       SOLE       N/A       5350
KT CORP                        SPONSORED ADR  48268K101  105     4700    SH       SOLE       N/A       4700
LOGITECH INTL S A              SHS            H50430232  1138    40900   SH       SOLE       N/A       40900
LOWES COS INC                  COM            548661107  1388    44092   SH       SOLE       N/A       44092
MARTHA STEWART LIVING OMNIME   CL A           573083102  5       300     SH       SOLE       N/A       300
MEDTRONIC INC                  COM            585055106  2390    48722   SH       SOLE       N/A       48722
MERCK & CO INC                 COM            589331107  189     4287    SH       SOLE       N/A       4287
MICROSOFT CORP                 COM            594918104  2431    87241   SH       SOLE       N/A       87241
MILLENNIUM PHARMACEUTICALS I   COM            599902103  5       400     SH       SOLE       N/A       400
NEWELL RUBBERMAID INC          COM            651229106  684     22000   SH       SOLE       N/A       22000
NOKIA CORP                     SPONSORED ADR  654902204  1052    45900   SH       SOLE       N/A       45900
NORTHWEST NAT GAS              COM            667655104  1699    37200   SH       SOLE       N/A       37200
NUCOR CORP                     COM            670346105  2100    32250   SH       SOLE       N/A       32250
ORACLE CORP                    COM            68389X105  18      1000    SH       SOLE       N/A       1000
PEETS COFFEE & TEA INC         COM            705560100  7       250     SH       SOLE       N/A       250
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  80      800     SH       SOLE       N/A       800
PITNEY BOWES INC               COM            724479100  11      253     SH       SOLE       N/A       253
PROCTER & GAMBLE CO            COM            742718109  3464    54839   SH       SOLE       N/A       54839
REGIONS FINANCIAL CORP NEW     COM            7591EP100  7       200     SH       SOLE       N/A       200
SAFEWAY INC                    COM NEW        786514208  5       126     SH       SOLE       N/A       126
SANOFI AVENTIS                 SPONSORED ADR  80105N105  929     21350   SH       SOLE       N/A       21350
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204  697     15600   SH       SOLE       N/A       15600
SASOL LTD                      SPONSORED ADR  803866300  1163    35200   SH       SOLE       N/A       35200
SCHERING PLOUGH CORP           COM            806605101  27      1050    SH       SOLE       N/A       1050
SCHWAB CHARLES CORP NEW        COM            808513105  60      3300    SH       SOLE       N/A       3300
SONY CORP                      ADR NEW        835699307  1318    26100   SH       SOLE       N/A       26100
STARBUCKS CORP                 COM            855244109  151     4800    SH       SOLE       N/A       4800
STREETRACKS GOLD TR            GOLD SHS       863307104  1039    15800   SH       SOLE       N/A       15800
STRYKER CORP                   COM            863667101  1535    23150   SH       SOLE       N/A       23150
SUNOCO INC                     COM            86764P109  2540    36054   SH       SOLE       N/A       36054
SUNTRUST BANKS INC             COM            867914103  1       18      SH       SOLE       N/A       18
SYSCO CORP                     COM            871829107  2404    71061   SH       SOLE       N/A       71061
TARGET CORP                    COM            87612E106  1486    25080   SH       SOLE       N/A       25080
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR  879278208  1080    39700   SH       SOLE       N/A       39700
TIME WARNER INC                COM            887317105  235     11900   SH       SOLE       N/A       11900
UNITED PARCEL SERVICE INC      CL B           911312106  1388    19800   SH       SOLE       N/A       19800
UNITED STATES OIL FUND LP      UNITS          91232N108  163     3050    SH       SOLE       N/A       3050
UNITEDHEALTH GROUP INC         COM            91324P102  1324    25000   SH       SOLE       N/A       25000
VA SOFTWARE CORP               COM            91819B105  0       39      SH       SOLE       N/A       39
VERIZON COMMUNICATIONS         COM            92343V104  1392    36715   SH       SOLE       N/A       36715
WACHOVIA CORP 2ND NEW          COM            929903102  2001    36350   SH       SOLE       N/A       36350
WALGREEN CO                    COM            931422109  2297    50050   SH       SOLE       N/A       50050
WASHINGTON MUT INC             COM            939322103  1740    43100   SH       SOLE       N/A       43100
WHOLE FOODS MKT INC            COM            966837106  608     13550   SH       SOLE       N/A       13550

                                                         97555

